OPERATING SEGMENTS - Information about Profit and Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of products and services [line items]
Revenue	$ 1,561.0	$ 1,612.2
Cost of sales excluding DDA (i)	(614.1)	(782.8)
Gross margin excluding depletion, depreciation and amortization	946.9	829.4
Depletion, depreciation and amortization	(395.0)	(471.7)
Temporary suspension, standby and other incremental COVID-19 costs	40.5	0.0
(Impairment) reversal of impairment of mining properties	191.0	0.0
Mine operating earnings	702.4	357.7
Other expenses	(212.3)	(47.4)
Earnings (loss) before income taxes	490.1	310.3
Income tax (expense) recovery	286.5	84.7
Net earnings	203.6	225.6
General and administrative expense	85.9	79.4
Expense arising from exploration for and evaluation of mineral resources	15.1	10.3
Share of profit (loss) of associates accounted for using equity method	(1.0)	(16.3)
Finance costs	77.0	144.2
Other operating income (expenses), net	(14.6)	222.4
Other income (costs), net	(18.7)	(19.6)
Reversal of impairment of mining properties, net (Note 13)	(191.0)	0.0
Revenue (Note 8)	1,561.0	1,612.2
Depreciation and amortisation expense	395.0	471.7
Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Revenue	471.0	460.5
Revenue (Note 8)	471.0	460.5
Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Revenue	312.1	224.0
Revenue (Note 8)	312.1	224.0
Cerro Moro [Member]
Disclosure of products and services [line items]
Revenue	241.3	299.6
Revenue (Note 8)	241.3	299.6
El Peñón [Member]
Disclosure of products and services [line items]
Revenue	381.1	297.0
Revenue (Note 8)	381.1	297.0
Minera Florida
Disclosure of products and services [line items]
Revenue	155.5	103.8
Revenue (Note 8)	155.5	103.8
Other mines (ii)
Disclosure of products and services [line items]
Revenue	0.0	227.3
Revenue (Note 8)	0.0	227.3
Operating segments | Canadian Malartic Corporation [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(185.4)	(198.9)
Gross margin excluding depletion, depreciation and amortization	285.6	261.6
Depletion, depreciation and amortization	(133.4)	(135.4)
Temporary suspension, standby and other incremental COVID-19 costs	4.5
(Impairment) reversal of impairment of mining properties	0.0
Mine operating earnings	147.7	126.2
Reversal of impairment of mining properties, net (Note 13)	0.0
Depreciation and amortisation expense	133.4	135.4
Operating segments | Jacobina Mineração e Comércio Ltda.
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(95.5)	(94.9)
Gross margin excluding depletion, depreciation and amortization	216.6	129.1
Depletion, depreciation and amortization	(52.6)	(56.7)
Temporary suspension, standby and other incremental COVID-19 costs	2.0
(Impairment) reversal of impairment of mining properties	0.0
Mine operating earnings	162.0	72.4
Reversal of impairment of mining properties, net (Note 13)	0.0
Depreciation and amortisation expense	52.6	56.7
Operating segments | Cerro Moro [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(115.8)	(153.8)
Gross margin excluding depletion, depreciation and amortization	125.5	145.8
Depletion, depreciation and amortization	(86.1)	(121.7)
Temporary suspension, standby and other incremental COVID-19 costs	19.2
(Impairment) reversal of impairment of mining properties	(369.0)
Mine operating earnings	(348.8)	24.1
Reversal of impairment of mining properties, net (Note 13)	369.0
Depreciation and amortisation expense	86.1	121.7
Operating segments | El Peñón [Member]
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(141.8)	(153.4)
Gross margin excluding depletion, depreciation and amortization	239.3	143.6
Depletion, depreciation and amortization	(69.6)	(102.0)
Temporary suspension, standby and other incremental COVID-19 costs	7.0
(Impairment) reversal of impairment of mining properties	560.0
Mine operating earnings	722.7	41.6
Reversal of impairment of mining properties, net (Note 13)	(560.0)
Depreciation and amortisation expense	69.6	102.0
Operating segments | Minera Florida
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	(75.6)	(70.6)
Gross margin excluding depletion, depreciation and amortization	79.9	33.2
Depletion, depreciation and amortization	(44.2)	(35.7)
Temporary suspension, standby and other incremental COVID-19 costs	7.7
(Impairment) reversal of impairment of mining properties	0.0
Mine operating earnings	28.0	(2.5)
Reversal of impairment of mining properties, net (Note 13)	0.0
Depreciation and amortisation expense	44.2	35.7
Operating segments | Other mines (ii)
Disclosure of products and services [line items]
Cost of sales excluding DDA (i)	0.0	(111.2)
Gross margin excluding depletion, depreciation and amortization	0.0	116.1
Depletion, depreciation and amortization	0.0	(11.9)
Temporary suspension, standby and other incremental COVID-19 costs	0.0
(Impairment) reversal of impairment of mining properties	0.0
Mine operating earnings	0.0	104.2
Reversal of impairment of mining properties, net (Note 13)	0.0
Depreciation and amortisation expense	0.0	11.9
Operating segments | Corporate And Other1 [Member]
Disclosure of products and services [line items]
Revenue	0.0	0.0
Cost of sales excluding DDA (i)	0.0	0.0
Gross margin excluding depletion, depreciation and amortization	0.0	0.0
Depletion, depreciation and amortization	(9.1)	(8.3)
Temporary suspension, standby and other incremental COVID-19 costs	0.1
(Impairment) reversal of impairment of mining properties	0.0
Mine operating earnings	(9.2)	(8.3)
Reversal of impairment of mining properties, net (Note 13)	0.0
Revenue (Note 8)	0.0	0.0
Depreciation and amortisation expense	$ 9.1	$ 8.3